Interests in associates and joint ventures - Contractual commitments on interests in associates and joint ventures (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 03, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Change in fair value of cash flow hedge derivatives, net of tax, recognized in other comprehensive income		€ 12	€ (51)	€ (3)
Orange Concessions
Disclosure of subsidiaries [line items]
Percentage of ownership interests sold	50.00%